                                                      Registration Nos: 33-41559
                                                                        811-6347

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /

     Pre-Effective Amendment No.                                   /   /

     Post-Effective Amendment No. 28                               / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X /

     Amendment No. 31                                              / X /


                            COLUMBIA FUNDS TRUST VII
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service:                  Copy to:                   Copy to:
------------------                  --------                   --------
Russell L. Kane, Esquire            John M. Loder, Esquire     Cameron S. Avery, Esquire
Columbia Management Advisors, Inc.  Ropes & Gray               Bell, Boyd & Lloyd LLC
One Financial Center                One International Place    70 West Madison St. #3300
Boston, MA 02111                    Boston, MA 02110-2624      Chicago, IL 60602-4207

It is proposed that this filing will become effective (check appropriate box):

/   /   Immediately upon filing pursuant to paragraph (b).

/   /   On (date) pursuant to paragraph (b).

/   /   60 days after filing pursuant to paragraph (a)(1).

/   /   on (date) pursuant to paragraph (a)(1) of Rule 485.

/ X /   75 days after filing pursuant to paragraph (a)(2).

/   /   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ X / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[GRAPHIC]

CMG SELECT MANAGERS LARGE CAP VALUE FUND

CMG SELECT MANAGERS LARGE CAP GROWTH FUND

CMG SELECT MANAGERS SMALL CAP VALUE FUND

CMG SELECT MANAGERS SMALL CAP GROWTH FUND


PROSPECTUS, NOVEMBER 17, 2003


ADVISED BY LIBERTY ASSET MANAGEMENT COMPANY


CMG SELECT MANAGERS LARGE CAP VALUE FUND, CMG SELECT MANAGERS LARGE CAP GROWTH FUND, CMG SELECT MANAGERS SMALL CAP VALUE FUND, AND CMG SELECT MANAGERS SMALL CAP GROWTH FUND, (EACH A "FUND", TOGETHER THE "FUNDS") ARE PORTFOLIOS OF COLUMBIA FUNDS TRUST VII (THE "TRUST").


AS WITH ALL MUTUAL FUNDS, THE
SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES
OR PASSED ON THE ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY                   [COLUMBIA MANAGEMENT (SM) LOGO]
IS A CRIMINAL OFFENSE.                           A FLEETBOSTON FINANCIAL COMPANY

Table of Contents


INFORMATION ABOUT THE FUNDS                                                   1
CMG SELECT MANAGERS LARGE CAP VALUE FUND                                      2
     Investment Goal                                                          2
     Principal Investment Strategies                                          2
     Risk Factors                                                             2
     Performance History                                                      3
     Your Expenses                                                            3
     Financial Highlights                                                     4
CMG SELECT MANAGERS LARGE CAP GROWTH FUND                                     5
     Investment Goal                                                          5
     Principal Investment Strategies                                          5
     Risk Factors                                                             5
     Performance History                                                      6
     Your Expenses                                                            6
     Financial Highlights                                                     7
CMG SELECT MANAGERS SMALL CAP VALUE FUND                                      8
     Investment Goal                                                          8
     Principal Investment Strategies                                          8
     Risk Factors                                                             8
     Performance History                                                      9
     Your Expenses                                                            9
     Financial Highlights                                                    10
CMG SELECT MANAGERS SMALL CAP GROWTH FUND                                    11
     Investment Goal                                                         11
     Principal Investment Strategies                                         11
     Risk Factors                                                            11
     Performance History                                                     12
     Your Expenses                                                           12
     Financial Highlights                                                    13
MANAGEMENT                                                                   14
     Advisor                                                                 14
     Management Fees and Portfolio Managers                                  15
INFORMATION ABOUT YOUR INVESTMENT                                            17
YOUR ACCOUNT                                                                 17
     Buying Shares                                                           17
     Selling Shares                                                          17
     Pricing of Shares                                                       18
DISTRIBUTIONS AND TAXES                                                      19
     Income and Capital Gain Distributions                                   19
     Tax Effect of Distributions and Transactions                            19
MORE ABOUT THE FUNDS                                                         20
INVESTMENT STRATEGY                                                          20
     Portfolio Securities and Foreign Issuers                                20
     Derivatives                                                             21
     Temporary Investments                                                   21
     Portfolio Turnover                                                      21

SUMMARY OF PRINCIPAL RISKS                                                   22
OTHER RISKS                                                                  23
     Derivative Risk                                                         23
     Liquidity Risk                                                          23
DEFINING CAPITALIZATION
FOR MORE INFORMATION                                                         24

Information About The Funds

The following is important information about the Funds offered by this Prospectus. For your convenience, concise descriptions of each Fund appear below. The descriptions provide the following information about each Fund:

- INVESTMENT GOAL
- PRINCIPAL INVESTMENT STRATEGIES
- RISK FACTORS
- PERFORMANCE HISTORY
- YOUR EXPENSES
- FINANCIAL HIGHLIGHTS


The Funds' advisor, Liberty Asset Management Company (LAMCO) utilizes a multi-manager concept. The advisor allocates the Funds' portfolio assets among a number of independent investment management organizations (Portfolio Managers). There are nine Portfolio Managers as of the date of this prospectus, each of which employs different yet complementary processes and investment styles. The advisor actively rebalances the portfolio among the Portfolio Managers throughout all market cycles.

CMG Select Managers Large Cap Value Fund

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization (large-cap) companies. Large-cap stocks are stocks issued by companies with market capitalizations substantially similar to the market capitalizations of stocks in the Russell 1000 Index (between $830 million and $298 billion as of September 30, 2003).

In managing the Fund, the Portfolio Managers use a value investing strategy that focuses on buying stocks that they believe are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The Portfolio Managers' strategy uses fundamental business and financial analyses.


The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of bonds or securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.


Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risk of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY


Because the Fund has not completed a full calendar year of investment operations, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES                               None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                       0.70%
     Distribution and/or Service (12b-1) Fees              None
     Other Expenses (1)                                    0.43%
                                                           ----

     Total Annual Operating Expenses                       1.13%(2)



     (1) "Other Expenses" include the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

     (2) The advisor and/or its affiliates have agreed to reimburse a portion of other expenses of the Fund. As a result, total annual fund operating expenses would not exceed 0.80%. This arrangement may be modified or terminated by the advisor and/or its affiliates at anytime.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



     1 YEAR       3 YEARS
     ------       -------
     $  115       $   359

CMG Select Managers Large Cap Growth Fund

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization (large-cap) companies. Large-cap stocks are stocks issued by companies with market capitalizations substantially similar to the market capitalizations of stocks in the Russell 1000 Index (between $830 million and $298 billion as of September 30, 2003.)

The Fund invests primarily in common stocks of companies that the Fund's investment advisor believes offer the potential for long-term, above-average earnings growth. These companies, as compared to the overall market, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price-to-earnings ratios, reflecting investors' willingness to pay a higher share price for potentially more consistent or higher earnings and/or sales growth.


The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of bonds or securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY


Because the Fund has not completed a full calendar year of investment operations, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY           None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                       0.70%
     Distribution and/or Service (12b-1) Fees              None
     Other Expenses (1)                                    0.43%
                                                           ----

     Total Annual Operating Expenses                       1.13%(2)



     (1) "Other Expenses" include the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

     (2) The advisor and/or its affiliates have agreed to reimburse a portion of other expenses of the Fund. As a result, total annual fund operating expenses would not exceed 0.80%. This arrangement may be modified or terminated by the advisor and/or its affiliates at anytime.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:


     1 YEAR       3 YEARS
     ------       -------
     $  115       $   359

CMG Select Managers Small Cap Value Fund

INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization (small-cap) companies. Small-cap stocks are stocks issued by companies with market capitalizations equal to or less than the stock with the largest market capitalization in the Russell 2000 Index ($1.88 billion as of September 30, 2003) or the Standard & Poor's SmallCap 600 Index ($3.35 billion as of September 30, 2003).

In managing the Fund, the Portfolio Managers use a value investing strategy that focuses on buying stocks that they believe are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The Portfolio Managers' strategy uses fundamental business and financial analyses.


The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of bonds or securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.


Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risk of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.


Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY


Because the Fund has not completed a full calendar year of investment operations, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES                               None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                       0.90%
     Distribution and/or Service (12b-1) Fees              None
     Other Expenses (1)                                    0.74%
                                                           ----

     Total Annual Operating Expenses                       1.64%(2)



     (1) "Other Expenses" include the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

     (2) The advisor and/or its affiliates have agreed to reimburse a portion of other expenses of the Fund. As a result, total annual fund operating expenses would not exceed 1.10%. This arrangement may be modified or terminated by the advisor and/or its affiliates at anytime.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



     1 YEAR       3 YEARS
     ------       -------
     $  167       $   517

CMG Select Managers Small Cap Growth Fund

INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of small capitalization (small-cap) companies. Small-cap stocks are stocks issued by companies with market capitalizations equal to or less than the stock with the largest market capitalization in the Russell 2000 Index ($1.88 billion as of September 30, 2003) or the Standard & Poor's SmallCap 600 Index ($3.35 billion as of September 30, 2003.)

The Fund invests primarily in common stocks of companies that that Fund's investment advisor believes offer the potential for long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price-to-earnings ratios, reflecting investors' willingness to pay a higher share price for potentially more consistent or higher earnings and/or sales growth.


The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of bonds or securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is risk associated with the investment advisor and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY


Because the Fund has not completed a full calendar year of investment operations, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.


YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE


SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY           None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

     Management Fees                                       0.90%
     Distribution and/or Service (12b-1) Fees              None
     Other Expenses (1)                                    0.74%
                                                           ----

     Total Annual Operating Expenses                       1.64%(2)



     (1) "Other Expenses" include the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.

     (2) The advisor and/or its affiliates have agreed to reimburse a portion of other expenses of the fund. As a result, total annual fund operating expenses would not exceed 1.10%. This arrangement may be modified or terminated by the advisor and/or its affiliates at anytime.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:



     1 YEAR       3 YEARS
     ------       -------
     $  167       $   517

Management

ADVISOR


Liberty Asset Management Company (LAMCO), located at One Financial Center, Boston, Massachusetts 02111, is the Fund's investment advisor. LAMCO has been an investment advisor since 1985. As of September 30, 2003, LAMCO managed over $1.2 billion in assets. The advisor is a wholly owned subsidiary of Columbia Management Group, Inc., which is a wholly owned subsidiary of FleetBoston.

Estimated annual aggregate advisory fees paid to LAMCO by Large Cap Value Fund and the Large Cap Growth Fund are expected to amount to 0.70% of average daily net assets of each Fund, and 0.90% of average daily net assets for each of the Small Cap Value Fund and Small Cap Growth Fund.


The advisor continuously monitors the performance and investment styles of the Funds' Portfolio Managers and from time to time may recommend changes of Portfolio Managers based on factors such as:

- Changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected;

- A deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style; or

-  Changes in its ownership or personnel.

The advisor also may recommend Portfolio Manager changes to change the mix of investment styles employed by the Funds' Portfolio Managers. The Board of Trustees approves all Portfolio Manager changes.

LAMCO is a manager of other investment managers which the advisor recommends to the Board of Trustees for appointment pursuant to a portfolio management agreement among the Trust, LAMCO and the Portfolio Manager. That management agreement permits each Portfolio Manager to have full investment discretion and authority over investment of a portion of the Funds' assets.

In LAMCO's opinion, the multi-manager concept provides advantages over the use of a single manager for the following reasons:

- Most equity investment management firms consistently employ a distinct investment "style" which causes them to emphasize stocks with particular characteristics;

- Because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions, but less successful performance under other conditions;



- Consequently, by allocating each Fund's portfolio among Portfolio Managers employing different and complementary styles, the impact of any one style on investment performance will be diluted, and the investment performance of the total portfolio of a Fund will be more consistent and less volatile over the long term than if a single style were employed throughout the entire period; and



- More consistent performance at a given annual rate of return over time may produce a higher rate of return for the long term than more volatile performance having the same average annual rate of return.

MANAGEMENT FEES AND PORTFOLIO MANAGERS

No one individual at LAMCO is responsible for LAMCO's investment management of the Funds. The following Portfolio Managers manage a portion of each Fund's assets:


         THE FUND                           PORTFOLIO MANAGERS FOR THE FUND
--------------------------------------------------------------------------------
Large Cap Value Fund                     Pzena Investment Management, LLC
                                         Schneider Capital Management
                                         Matrix Asset Advisors, Inc.

Large Cap Growth Fund                    William Blair & Company, LLC
                                         TCW Investment Management Company

Small Cap Value Fund                     Fiduciary Management, Inc.
                                         Buckhead Capital Management, LLC

Small Cap Growth Fund                    M.A. Weatherbie & Co., Inc.
                                         TCW Investment Management Company



A more complete description of each Portfolio Manager is included in the Statement of Additional Information.

The Trust and LAMCO have filed an application with the Securities and Exchange Commission for an exemptive order that would permit the Funds to change Portfolio Managers without a vote of shareholders. If the requested exemptive order is granted, information regarding any new Portfolio Manager will be sent to shareholders within 90 days following the effective date of the change. In addition, the requested order would permit each Fund to disclose only the aggregate compensation paid to all of its Portfolio Managers that are not affiliates of LAMCO, rather than the compensation paid to each such Portfolio Manager.

PORTFOLIO MANAGERS

ARNOLD C. SCHNEIDER III, CFA, President and CIO of Schneider Capital Management, manages the portion of the Large Cap Value Fund's portfolio assigned to that firm.

RICHARD S. PZENA, President and CIO of Pzena Investment Management, LLC, manages the portion of the Large Cap Value Fund's portfolio assigned to that firm.

DAVID A. KATZ, CFA, President and CIO of Matrix Asset Advisors, Inc. manages the portion of the Large Cap Value Fund's portfolio assigned to that firm.

JOHN F. JOSTRAND, CFA, Principal of William Blair & Company, LLC, manages the portion of the Large Cap Growth Fund's portfolio assigned to that firm.

GLEN E. BICKERSTAFF, Vice Chairman of TCW Investment Management Company (TCW), and LEIGH CRAWFORD, Managing Director, U.S. Equities of TCW, each co-manage the portion of the Large Cap Growth Fund's portfolio assigned to that firm. DOUGLAS
S. FOREMAN, CFA, Chief Investment Officer, U.S. Equities of TCW, manages the portion of the Small Cap Growth Fund's portfolio assigned to that firm. TCW is a wholly-owned subsidiary of The TCW Group, Inc.

MATTHEW D. REAMS, CFA, Partner of Buckhead Capital Management, LLC, manages the portion of the Small Cap Value Fund's portfolio assigned to that firm. Prior to joining Buckhead Capital Management in 2000, Mr. Reams was a Portfolio Manager at Montag & Caldwell Investment Counsel.

MATTHEW A. WEATHERBIE, CFA, President of M.A. Weatherbie & Co., Inc. manages the portion of the Small Cap Growth Fund's portfolio assigned to that firm.

TED D. KELLNER, CFA, Chairman, CEO, and co-founder of Fiduciary Management, Inc., and PATRICK J. ENGLISH, CFA, President and head of equity research for Fiduciary Management, Inc., each co-manage the portion of the Small Cap Value Fund's portfolio assigned to that firm.

Information About Your Investment

YOUR ACCOUNT

BUYING SHARES


Shares in the Funds are available for purchase by buyers seeking to invest in a diversified portfolio in a pooled environment, rather than purchasing individual securities. Purchases of Fund shares may be made by two different methods, each of which is subject to minimum investment requirements described below.

First, you may purchase shares in the Funds directly by calling Columbia Financial Center Incorporated ("Columbia") at 1-800-547-1037. Each Fund's minimum initial investment requirement for investors purchasing shares directly from Columbia is $3 million. The advisor may waive the investment minimum in its sole discretion. Subsequent investments in a Fund must be at least $2,500; however, purchase orders may be refused at the discretion of a Fund. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You may also purchase Fund shares if you are an advisory client of Columbia, or one of its affiliates, investing through a separately managed account and Columbia, in its role as discretionary investment advisor, purchases shares for your account. The minimum initial investment in this case is $25,000.


If the separately managed account is governed by the rules and regulations promulgated under the Employee Retirement Income Securities Act of 1974, any investment in the Funds will only be made after the investment has been approved by an independent fiduciary and certain conditions are satisfied. See the Statement of Additional Information for more detail.

The price for each Fund's shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

SELLING SHARES

You may sell shares at any time. Upon redemption you will receive payment based on the Fund's next NAV calculated after your order is accepted by the Fund's transfer agent. You can request a redemption by calling your Columbia representative or by calling 1-800-547-1037. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds must be transmitted to you within seven days of the redemption date.


You may also sell shares by exchanging from a Fund into shares of another fund distributed by Columbia, subject to the investment requirements of that fund. To exchange by telephone, call your Columbia representative or call 1-800-547-1037.

Each Fund also reserves the right to make a "redemption in kind" -- pay you in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LIMITATIONS ON BUYING AND SELLING SHARES


The Funds are not intended for investment by market timers. Market timers are short-term investors who buy shares of a Fund with the goal of selling the shares quickly for a profit. Market timers generally attempt to take advantage of the way a Fund prices its shares by trading based on market information they expect will lead to an increase in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of longer-term shareholders. Although the Funds attempt to discourage market timing activities, they may be unable to prevent all market timing. Accordingly, unless waived by the advisor in its sole discretion, the advisor limits account activity in a Fund in the following manner:


- Purchase orders or exchange requests may be rejected for any reason.

- You may make no more than two "round trips" during any twelve-month period.

- Your round trips must be at least 30 days apart.

- Exchanges out of a Fund are limited to no more than two within any twelve-month period.

A "round trip" is a redemption FROM a Fund followed by a purchase back INTO the same Fund. In addition, a "round trip" includes transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to and from another fund distributed by Columbia.

PRICING OF SHARES

Each Fund's investments are valued based on their market value using the last sales price reported on the principal securities exchange on which the investment is traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Securities for which market values are not readily available will be valued at fair market value as determined in good faith under procedures established by and monitored by the Board of Trustees.

If applicable to the Fund, securities trading in various foreign markets may take place on days when the New York Stock Exchange is closed. Further, when the New York Stock Exchange is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the New York Stock Exchange on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. If, however, the advisor determines that a particular event would materially affect a Fund's NAV, then the advisor, under the general supervision of the Board of Trustees, will use all relevant information available to it to determine a fair value for the affected portfolio securities.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund pays its shareholders dividends from its net investment income and generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount of capital gains distributed will depend on the amount of capital gains realized from the sale of the Fund's portfolio securities. Dividend and capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date, unless you have elected to receive the dividend or capital gain distribution in cash.

TAX EFFECT OF DISTRIBUTIONS AND TRANSACTIONS

The dividends and distributions of each Fund are taxable to shareholders, unless the shareholder is exempt from federal or state income taxes or the investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them as income.

The Funds expect that, as a result of their investment objective of seeking long-term growth, their distributions will consist primarily of capital gains. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of a Fund for shares of another fund distributed by Columbia is treated as a sale of shares.

     Your investment in a Fund could have additional tax consequences. Please consult your tax professional for assistance as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions.

More About The Funds

INVESTMENT STRATEGY


Each Fund's principal investment strategies and their associated risks are described in the section titled "Principal Investment Strategies" under the heading "INFORMATION ABOUT THE FUNDS" in this Prospectus. What follows is additional information about certain of the investments and strategies of the Funds and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Funds and therefore are not described in this Prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment objective, investment policies or any of its investment strategies.


PORTFOLIO SECURITIES AND FOREIGN ISSUERS

The Funds invest primarily in U.S. common stocks, but may also invest in equity securities of foreign issuers. The Funds consider securities that trade like common stocks, such as depositary receipts, convertible debt and convertible preferred stocks, to be common stocks. A convertible security generally entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. In addition, the Funds consider interests in real estate investment trusts to be common stocks.


The common stocks of foreign issuers purchased by the Funds will often be denominated in foreign currencies. This means that the value of the securities will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies. Investments in foreign equity securities involve other risks such as greater fluctuations in price and less liquidity than U.S. securities and possible political or economic instability in the country or region of the issuer.


The Funds may also invest in the common stocks of foreign issuers by purchasing American Depositary Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Funds may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a European bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.


The portfolio value of all Funds is measured in U.S. dollars. To the extent any of the Funds hold non-dollar denominated securities, the value of these securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which any of the foreign securities or bank deposits held by the Funds are denominated. To reduce or limit exposure to adverse change in currency exchange rates (referred to as "hedging"), the Funds may enter into forward currency exchange contracts that in effect lock in a rate of exchange during the period of the forward contract. The Funds will only enter into forward contracts for hedging and not for speculation. When required by the Investment Company Act or the Securities and Exchange Commission, each Fund will "cover" its commitment under the forward contracts by segregating cash or liquid assets with the Fund's custodian in an amount not less than the value of the Fund's total assets committed to the forward contracts.


The Funds may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund may use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

DERIVATIVES


The Funds may also invest in stock futures and option contracts, which are traditional types of derivatives, to gain exposure to groups of stocks or individual issuers. A derivative is a financial contract whose value is based on ("derived" from) a traditional security (such as a stock) or a market index (such as the S&P 500 Index). Losses or gains involving derivatives can be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. See "OTHER RISKS" below.


TEMPORARY INVESTMENTS

A Fund may depart from its principal investment strategy by taking temporary defensive positions in response to adverse economic or market conditions. During such times, a Fund may, but is not required to, invest in cash or investment-grade, short-term debt securities, without limit. When the Fund assumes a temporary defensive position, it may not achieve its stated investment objective.

PORTFOLIO TURNOVER


The Funds are actively managed, which means a Fund's manager may frequently buy and sell securities. The Funds are not subject to any limits on turnover and a Fund's turnover may vary significantly from year to year. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. A Fund will also sell securities without regard to turnover if the advisor believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return. Additionally, due to the institutional nature of the shareholders in these Funds, redemption requests are frequently large. In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders.

SUMMARY OF PRINCIPAL RISKS


The principal risks of investing in the Funds as stated above in the "INFORMATION ABOUT THE FUNDS" section are described in greater detail in this section. These risks are more likely to have a material effect on a Fund than other factors potentially affecting that Fund. The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information contains more information about these and other risks.

STOCK MARKET RISK. Because the Funds invest primarily in common stocks, they are subject to stock market risk, which means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Stock prices may fall over short or extended periods of time. Although common stocks have historically provided long-term returns that are greater than other types of investments, stock returns have also been volatile over shorter periods of time. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Consequently, a Fund's portfolio -- and likewise your investment in that Fund -- will fluctuate in value in response to changes in the stock market, the economy and the activities, financial prospects and results of the individual companies whose stocks are held by that Fund.


STYLE RISK. Funds that concentrate their investments in particular styles such as value or growth stocks are subject to the risk that these stocks may be out of favor with investors for an extended period of time. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's or Portfolio Manager's opinion, undervalued. If the advisor's or Portfolio Manager's perception of a company's value potential is not realized in the expected time frame, a Fund's performance may suffer and the Fund may be unable to take advantage of other investment opportunities. Growth stocks are subject to additional risk because their prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also not perform as well as value stocks or the stock market in general.

SMALL COMPANY RISK. Small-cap and mid-cap stocks are subject to greater volatility than large-cap stocks because:


- Their issuers may have limited operating histories, fewer financial resources, and inexperienced management, and may be dependent on a small number of products or services; and


- They may have low trading volumes, making it difficult for the Fund to sell a particular security, resulting in erratic or abrupt price movements.


SECTOR RISK refers to the risk that a Fund's returns could be hurt significantly by problems affecting a particular market sector, such as technology, to the extent a significant amount of the Fund's assets is invested in that sector.

FOREIGN INVESTMENT RISK. Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The prices of foreign securities are affected by changes in currency exchange rates. Potential political or economic instability in the country or region of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund's investment in such issuers. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are typically subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes could have an adverse effect on the Fund.


In addition, additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.


SELECTION OF INVESTMENT RISK refers to risk associated with the advisor, the Portfolio Managers and individual managers responsible for managing the Fund's assets making investment decisions for the Funds. A Fund's assets are invested using investment techniques based on analysis of market sectors and evaluation of individual securities. It is possible the investment decisions based on these analyses and evaluations may be inaccurate.

CONVERTIBLE SECURITY RISK refers to the risk associated with investing in securities that are convertible into common stock, such as debt securities or preferred stock. Convertible securities carry the same risks as investing in fixed income instruments, including credit risk and interest risk. In addition, because the value of a convertible security is affected by the value of the equity security into which it will convert, convertible securities are subject to stock market risk.


CURRENCY RISK and EXCHANGE RATE RISK refer to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. To the extent the Funds hold non-dollar denominated securities, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

OTHER RISKS

DERIVATIVE RISK


The Funds may invest their assets in stock futures and option contracts, which are traditional types of derivatives securities. A Fund's use of derivative securities involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. To the extent a Fund uses these securities, they may be exposed to additional volatility and potential losses. Using derivatives involves the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. There is also the risk that the derivative will not correlate well with the security for which it is acting as a substitute or that the Fund cannot sell the derivative because of an illiquid market. The margin and premiums required to invest in derivatives contracts will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and losses on the contracts. A more complete description of various risks associated with investments in options and financial futures transactions is included in "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information.


LIQUIDITY RISK


The Funds may purchase convertible securities and common stocks which can become difficult to sell for a variety of reasons, such as lack of an active trading market. Foreign securities and derivatives purchased by a Fund, and in particular securities of issuers based in emerging or developing countries, are especially exposed to liquidity risk. Because some of these securities in emerging or developing countries, and securities of issuers with small market capitalizations, do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected.

For More Information

You can find additional information on each Fund's structure and performance in the following documents:

- ANNUAL/SEMIANNUAL REPORTS. While the Prospectus describes each Fund's potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and Fund strategies that significantly affected each Fund's performance during the reporting period.

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"). A supplement to the Prospectus, the SAI contains further information about each Fund, its Trustees and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. To obtain copies of the SAI or copies of the current annual/semiannual report, without charge, or to make inquiries of the Funds, you may contact:

Columbia Financial Center Incorporated
P.O. Box 1350
Portland, Oregon 97207

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's E-mail address at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-6347



C03/036

--------------------------------------------------------------------------------

                    CMG SELECT MANAGERS LARGE CAP VALUE FUND
                    CMG SELECT MANAGERS LARGE CAP GROWTH FUND
                    CMG SELECT MANAGERS SMALL CAP VALUE FUND
                    CMG SELECT MANAGERS SMALL CAP GROWTH FUND
                     Portfolios of Columbia Funds Trust VII

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                            Columbia Funds Trust VII
                              One Financial Center
                                 Boston MA 02111

        This Statement of Additional Information contains information relating to Columbia Funds Trust VII (the "Trust") and four portfolios of the Trust, CMG Select Managers Large Cap Value Fund, CMG Select Managers Large Cap Growth Fund, CMG Select Managers Small Cap Value Fund and CMG Select Managers Small Cap Growth Fund, (each a "Fund", together the "Funds").

        This Statement of Additional Information is not a Prospectus. It relates to a Prospectus dated November 17, 2003 (the "Prospectus") and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge upon request to the Trust or by calling 1-800-547-1037.

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUNDS.................................................3
MANAGEMENT..............................................................14
INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES...................29
PORTFOLIO TRANSACTIONS..................................................34
CAPITAL STOCK AND OTHER SECURITIES......................................36
PURCHASE, REDEMPTION AND PRICING OF SHARES..............................36
CUSTODIAN...............................................................39
INDEPENDENT ACCOUNTANTS.................................................40
TAXES...................................................................40
PERFORMANCE.............................................................45
FINANCIAL STATEMENTS....................................................47

                                November 17, 2003

                            DESCRIPTION OF THE FUNDS

        The Trust is a Massachusetts business trust organized in 1986. Each Fund, an open-end diversified management investment companies, represents the entire interest in separate series of the Trust. The Funds commenced investment operations on November 17, 2003.

        The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

        Effective April 1, 1999, the Trust changed its name from Colonial Trust VII to Liberty Funds Trust VII. Effective October 13, 2003, the Trust changed its name from Liberty Funds Trust VII to its current name.

        The investment advisor for each of the Funds is Liberty Asset Management Company ("LAMCO" or the "Advisor"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Advisor.

INVESTMENT GOALS, POLICIES AND RISKS

        The investment goals and principal investment strategies and policies of each Fund are described in the Prospectus. Each Fund's investment goal may be changed without a vote of its outstanding voting securities. There is no assurance that the Funds will achieve their investment goals. Under normal conditions, the Funds will invest in equity securities, including securities convertible into equity securities. What follows is additional information regarding securities in which the Funds may invest and investment practices in which they may engage. To determine whether the Funds purchase such securities or engages in such practices, and to what extent, see the chart "Securities and Investment Practices."

Options and Financial Futures Transactions

        Each Fund may invest up to 5% of its net assets in premiums to purchase exchange-traded put and call options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Funds may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Each Fund may enter into closing transactions, exercise its options, or permit the options to expire.

        The Funds may write call options but only if such options are covered. A call option on a security is covered if written on a security the Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount will be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Advisor, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund may write such options on up to 25% of its net assets.

        The Funds may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The Funds' investment restrictions do not limit the percentage of the Funds' assets that may be invested in financial futures transactions. Each Fund, however, does not intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5% of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. The Funds may engage in futures transactions only on commodities exchanges or boards of trade.

        The Funds will not engage in transactions in options, financial futures contracts, or options on financial futures contracts for speculation, but only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. Each Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

        Upon entering into a futures contract, each Fund will be required to deposit with its custodian, in a segregated account, cash or certain U.S. government securities, or any other portfolio assets as permitted by the Securities and Exchange Commission ("SEC") rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, if all contractual obligations have been satisfied.

        The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; and (d) losses on futures contracts resulting from market movements not anticipated by the Advisor.

Foreign Currency Transactions

        A Fund may engage in foreign currency transactions either on a spot
(cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of foreign securities. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. A Fund will enter into forward contracts only for hedging purposes and not for speculation. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of a Fund, based on the Advisor's outlook, with a view to protecting the portfolio from adverse currency movements. Forward contracts involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency moves may not occur exactly as the Advisor expected, so use of forward contracts could adversely affect a Fund's total return.

        A Fund may purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund uses this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

        Hedging costs are treated as capital transactions and are not, therefore, deducted from a Fund's dividend distribution and are not reflected in its yield. Instead these costs will, over time, be reflected in a Fund's net asset value per share.

        Hedging may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the "Code"). These provisions could result in an increase or decrease in the amount of taxable dividends paid by a Fund and could affect whether distributions by that Fund are classified as capital gains or ordinary income.

Foreign Securities

        Generally the Funds will invest in foreign issuers of developed foreign countries, primarily companies in Canada, Western Europe and Asia, including securities issued by foreign governments, mostly denominated in U.S. dollars. They may also from time to time invest in countries with developing or emerging economies. Foreign securities held by a Fund may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. government, its instrumentalities or agencies. The prices of foreign securities denominated in foreign currency are affected by changes in the currency exchange rates. Currency trends are unpredictable. Potential political or economic instability of the country of the issuer, especially in developing or less developed countries (which are sometimes referred to as emerging markets), could cause rapid and extreme changes in the value of a Fund's assets. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the U.S. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Funds.

        Another risk of investing in foreign securities is that additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

        Securities traded in countries with emerging securities markets may be subject to risks in addition to the risks typically posed by global investing due to the inexperience of financial intermediaries, the lack of modern technology, the lack of a sufficient capital base to expand business operations, and political and economic instability. Investments in these countries are subject to severe and abrupt price declines. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

        For a discussion of the risks of investing in foreign securities, see the Fund's Prospectus under "MORE ABOUT THE FUNDS."

Repurchase Agreements

        Each Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. Each Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to the Advisor. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Illiquid Securities

        No illiquid securities will be acquired by any of the Funds if upon the purchase more than 15% of the value of the Fund's net assets would consist of these securities. "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and
(4) any other securities in which the Fund may invest that are not readily marketable.

        Each of the Funds may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, these securities are considered to be liquid and thus not subject to the Fund's 15% limitation on the investment in restricted or other illiquid securities. Under the supervision of the Trustees of the Trust, the Advisor determines the liquidity of Rule 144A securities and, through reports from the Advisor, the Trustees monitor trading activity in these securities. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer).

Convertible Securities and Warrants

        Each Fund may invest in convertible debentures and convertible preferred stock, each convertible into common stock. Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by the Funds in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

        The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that each Fund will invest in to achieve its investment goal of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

Real Estate Investment Trusts ("REITs")

        REITs are pooled investment vehicles that invest primarily in real estate such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Investments in Small and Unseasoned Companies

        Unseasoned companies are companies that have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, small and unseasoned companies often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, the Funds may need to sell them over an extended period or below the original purchase price. Investments by the Funds in these small or unseasoned companies may also be regarded as speculative.

Temporary Investments

        When, as a result of market conditions, the Advisor determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment goal.

When-Issued Securities

        The Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and private placement securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment goals and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when foreign securities are purchased or sold on a when-issued or delayed delivery basis.

Dollar Roll Transactions

        A Fund may enter into "dollar roll" transactions, which consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at an agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities.

        A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions.

        Dollar rolls may be treated for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), as borrowings of a Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, a Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Fund, thereby effectively charging that Fund interest on its borrowing. Further, although a Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

Borrowing

        Each Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. A Fund's borrowings, however, may not exceed 5% of its gross assets at any time. As previously noted, a Fund also may enter into certain transactions, including reverse repurchase agreements, dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Loan Transactions

        Loan transactions involve the lending of securities to a broker-dealer or institutional investor for use in connection with short sales, arbitrage, or other securities transactions. If made, loans of a Fund's portfolio securities will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified lending transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

        It is the view of the Staff of the SEC that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100% collateral in the form of cash, cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

        While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Chart of Securities and Investment Practices

        Set forth below is a chart detailing the specific securities and investment practices for the Funds. Each of the practices engaged in by the Funds is discussed in detail in the sections of this Statement of Additional Information preceding this chart.

                  SECURITIES AND INVESTMENT PRACTICES
-----------------------------------------------------------------------
                             LARGE       LARGE       SMALL       SMALL
                              CAP         CAP         CAP         CAP
                             VALUE       GROWTH      VALUE       GROWTH
                              FUND        FUND        FUND        FUND
-----------------------------------------------------------------------
Domestic Equities               +          +           +           +
Investment Grade Securities     *          *           *           *
U.S. Government Securities      *          *           *           *
Domestic Bank Obligations       *          *           *           *
Commercial Paper                *          *           *           *
Loan Transactions               O          O           O           O
Options & Financial Futures     O          O           O           O
ADRs                            +          +           +           +
Foreign Equities
  Developed Countries          15%        15%         15%         15%
  Emerging Countries            O          O           O           O
Foreign Fixed Income           NA          NA          NA          NA
Securities
Currency Contracts
  Hedging                       O          O           O           O
  Spot Basis                    O          O           O           O
Repurchase Agreements           O          O           O           O
Restricted/ Illiquid
 (excluding 144A from          10%        10%         10%         10%
 definition of illiquid)
Convertible Securities          +          +           +           +
Small Companies                NA          NA          +           +
Dollar Roll Transactions        O          O           O           O
REITs                           O          O           O           O
When-Issued Securities          O          O           O           O
Borrowing                      5%          5%          5%          5%

+    Permitted - Part of principal investment strategy
0    Permitted - Not a principal investment strategy
*    Temporary Investment or cash management purposes
%    Percentage of total or net assets that fund may invest
NA Non-Fundamental policy/not part of investment strategy-A Fund will not engage in without notice to shareholders

INVESTMENT RESTRICTIONS

        The following is a list of fundamental investment restrictions applicable to the Funds. The Trust may not change these restrictions without a majority vote of the outstanding securities of the applicable Fund. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy. If a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

Each Fund may not:

        1. Buy or sell physical commodities or commodities contracts or oil, gas or mineral programs, but a Fund may purchase, sell or enter into financial futures contracts and options on financial futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with the federal securities and commodities laws.

        2. Concentrate investments in any industry. It may, however, (a) invest up to 25% of the value of its total assets in any one industry, (b) invest up to 100% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80% of the value of its total assets in certificates of deposit ("CDs") and banker's acceptances with maturities not greater than one year. CDs and banker's acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20% of the total assets of a Fund.

        3. Purchase or sell real estate unless acquired as the result of direct ownership of securities or other instruments. This restriction shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, including real estate investment trusts. This restriction shall not preclude a Fund from buying securities backed by mortgages on real estate or securities of companies engaged in these activities. This restriction shall not prevent a Fund from investing in real estate operating companies and companies engaged in other real estate related businesses.

        4. Make loans, except that a Fund may (a) purchase debt obligations which are consistent with its investment goals and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

        5. Issue any senior security (as defined in the 1940 Act), except that a Fund may (a) engage in transactions that may result in the issuance of senior securities to the extent permitted under regulations and interpretations of the 1940 Act or an exemptive order or interpretation of the staff of the SEC; (b) acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under regulations or interpretations of the 1940 Act; (c) subject to the restrictions described in the Statement of Additional Information, borrow money as authorized by the 1940 Act; and (d) issue multiple classes of shares in accordance with regulations of the SEC.

        6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

        7. Borrow money, except that (a) a Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities and (b) a Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, dollar roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), a Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

        The following is a list of non-fundamental investment restrictions applicable to the Funds. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the affected Fund.

        Each Fund may not:

        1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

        2. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

                                   MANAGEMENT

INFORMATION ABOUT LIBERTY ASSET MANAGEMENT COMPANY (LAMCO)

        LAMCO provides selection, evaluation, monitoring and rebalancing services to the Funds and is responsible for the provision of administrative services to the Funds, some of which are delegated to LAMCO's affiliate, Columbia Management Advisors, Inc. ("Columbia"). See "Management of the Funds" for the fees paid by the Funds to LAMCO and by LAMCO to the Portfolio Managers.

        LAMCO, organized in 1985, is a wholly owned subsidiary of Columbia Management Group, Inc. (formerly known as Fleet/Liberty Holdings, Inc.), which is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. The principal executive offices of LAMCO are located at One Financial Center, Boston, Massachusetts 02111. The principal executive offices of Columbia Management Group, Inc., Fleet National Bank and FleetBoston Financial Corporation are located at 100 Federal Street, Boston, Massachusetts 02110.

THE MULTI-MANAGER CONCEPT

        Each Fund allocates its portfolio assets among a number of Portfolio Managers, currently nine in number, recommended by LAMCO, each of which employs a different investment style, and from time to time rebalances the portfolio among the Portfolio Managers among them throughout all market cycles.

        In the opinion of LAMCO, the multi-manager concept provides advantages over the use of a single manager because of the following primary factors:

        (i) most equity investment management-firms consistently employ a distinct investment style which causes them to emphasize stocks with particular characteristics;

        (ii) because of changing investor preferences, any given investment style will move into and out of market favor and will result in better investment performance under certain market conditions but less successful performance under other conditions;

        (iii) by allocating the Fund's portfolio among Portfolio Managers employing different styles, the impact of any one such style on investment performance will be diluted, and the investment performance of the total portfolio will be more consistent and less volatile over the long-term than if a single style was employed throughout the entire period;

        (iv) consistent performance at a given annual rate of return over time may produce a higher rate of return for the long-term than more volatile performance having the same average annual rate of return.

        LAMCO, based on the foregoing principles and on its analysis and evaluation of information regarding the personnel and investment styles and performance of a universe of numerous professional investment management firms, has selected for appointment by the Fund's Board a group of Portfolio Managers representing a blending of different investment styles which, in its opinion, is appropriate to each Fund's investment goal.

        LAMCO continuously monitors the performance and investment styles of the Fund's Portfolio Managers and from time to time recommends changes of Portfolio Managers based on factors such as changes in a Portfolio Manager's investment style or a departure by a Portfolio Manager from the investment style for which it had been selected, a deterioration in a Portfolio Manager's performance relative to that of other investment management firms practicing a similar style, or adverse changes in its ownership or personnel. Portfolio Manager changes may also be made to change the mix of investment styles employed by the Fund's Portfolio Managers.

        Portfolio Manager changes, as well as the periodic rebalancings of its portfolio among the Portfolio Managers and the need to raise cash for the Fund's distributions, may result in some portfolio turnover in excess of what would otherwise be the case (see "Financial Highlights" above). Increased portfolio turnover may cause increased brokerage commission costs to the Funds, and may result in greater realization of capital gains, which are taxable to shareholders.

        Under the terms of an exemptive order applied for by the Trust and LAMCO with the SEC, a portfolio management agreement with a new or additional Portfolio Manager may be entered into without shareholder approval. As of the date of this SAI, the exemptive order has been applied for, but has not yet been granted.

MANAGEMENT OF THE FUNDS

        The management of the Trust's business and affairs is the responsibility of its Board of Trustees.

        The Funds each have Fund Management Agreements with LAMCO pursuant to which LAMCO provides the Portfolio Manager selection, evaluation, monitoring and rebalancing services ("investment management services") described above under "The Multi-Manager Concept." No single individual at LAMCO is responsible for LAMCO's decisions with respect to the retention or replacement of the Portfolio Managers.

        Under the Portfolio Management Agreements with each of its Portfolio Managers and LAMCO, each Portfolio Manager has discretionary authority (including for the selection of brokers and dealers for the execution of a Fund's portfolio transactions) with respect to the portion of each Fund's assets allocated to it by LAMCO from time to time, subject to each Fund's investment goal and policies, to the supervision and control of the Trustees, and to instructions from LAMCO. As described under the section entitled "The Multi-Manager Concept", LAMCO from time to time reallocates a Fund's portfolio among the Portfolio Managers. Although the Portfolio Managers' activities are subject to general oversight by LAMCO and the Trustees and officers of the Trust, neither LAMCO nor such Trustees and officers evaluate the investment merits of the Portfolio Managers' selections of individual securities.

        Under the Fund Management Agreement with LAMCO and the Portfolio Management Agreements with the Portfolio Managers, the Trust pays LAMCO a fund management fee and an administrative fee, and LAMCO in turn pays the fees of the Portfolio Managers from the fund management fees paid to it. Fees are payable monthly based on the indicated percentage of the Fund's average weekly net assets during the prior month.

        Under the terms of an exemptive order applied for by the Trust and LAMCO with the SEC, LAMCO may disclose the aggregate fee disclosure paid to the unaffiliated sub-advisers rather than the individual fees paid to each sub adviser. As of the date of this SAI, the exemptive order has been applied for, but has not yet been granted.

Expenses of the Funds

        LAMCO provides the Portfolio Manager selection, evaluation, monitoring and rebalancing services and assumes responsibility for the administrative services described above, pays the compensation of and furnishes office space for the officers of the Trust who are affiliated with LAMCO, and pays the management fees of the Portfolio Managers. The Trust pays all its expenses, other than those expressly assumed by LAMCO. The expenses payable by the Funds include: management and administrative fees payable to LAMCO; pricing and bookkeeping fees payable to Columbia; fees and expenses of independent accountants; fees for transfer agent and registrar, dividend disbursing, custodian and portfolio recordkeeping services; expenses in connection with the Automatic Dividend Reinvestment and Cash Purchase Plan; expenses in connection with obtaining quotations for calculating the value of each Fund's net assets; taxes (if any) and the preparation of the Funds' tax returns; brokerage fees and commissions; interest; costs of trustee and any shareholder meetings (including expenses of printing and mailing proxy material therefor);

expenses of printing and mailing reports to shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; membership dues for investment company industry trade associations; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees who are not Trustees, officers, employees or stockholders of LAMCO or its affiliates; insurance and fidelity bond premiums; and any extraordinary expenses of a non-recurring nature.

                           ADVISORY FEE
                             PAID BY
      FUND                   THE FUND          PORTFOLIO MANAGER FOR THE FUND
--------------------------------------------------------------------------------
Large Cap Value                 0.40%          Pzena Investmn Mangeme, LLC
                                               Schnieder Capital Manangement
                                               Matrix Asset Advisor, Inc.

Large Cap Growth                0.40%          Wiliam Blair & Company, LLC
                                               TCW Investment Management Company

Small Cap Value                 0.60%          Fiduciary Management, Inc.

Small Cap Growth                0.60%          M.A. Weatherbie & Co. Inc.
                                               TCW Investment Management Company

Brokerage Commissions

The Portfolio Management Agreements with LAMCO's Portfolio Managers provide that LAMCO has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between LAMCO and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between LAMCO and the Portfolio Manager) which provide research products and services to LAMCO other accounts managed by LAMCO (collectively, "LAMCO Clients") or as to which an ongoing relationship will be a value to the Fund in managing its assets. The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to LAMCO through brokers and dealers executing transactions for LAMCO Clients involving brokerage commissions include performance and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; institutional mutual fund portfolio and performance data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which research products and services are used by LAMCO in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for LAMCO Clients, the assembly of a mix of investment styles appropriate to LAMCO's Clients' investment goals, and the determination of overall portfolio strategies.

LAMCO from time to time reaches understandings with each of the Portfolio Managers as to the amount of a Fund's portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide research products and services to LAMCO. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

These research products and services are used by LAMCO in connection with its management of LAMCO Clients' portfolios, regardless of the source of the brokerage commissions. In instances where LAMCO receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, LAMCO makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

Trustees and Trustees' Fees

Columbia Funds Complex:  consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios. (For purposes of the Trustee and Trustees' Fees section only, the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, and the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios. (For purposes of this Trustee and Trustees' Fees section only, the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (For purposes of the Trustee and Trustees' Fees section only, the "All-Star Funds").

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Value Fund, Inc., Columbia Technology Fund, Inc. the series of CMG Fund Trust. (For purposes of this Trustee and Trustees' Fees section only, the "Columbia Funds"), the series of The Galaxy Fund (for purposes of this Trustee and Trustees' Fees section only, the "Galaxy Funds"), the series of Columbia Acorn Trust and the series of Wanger Advisors Trust. (for purposes of this Trustee and Trustees' Fees section only, the "Acorn Funds" and "WAT Funds, respectively).

The Advisor or its affiliates pay the compensation of all the officers of the Funds in the Columbia Funds Complex, including the Trustees who are affiliated with the Advisor. For the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:

                                                       Total Compensation From Fund
                            Pension or Retirement      and the Fund Complex Paid to
                             Benefits Accrued as      Trustees for the Calendar Year
          Trustee          Part of Fund Expenses(a)     Ended December 31, 2002(b)
          -------          ------------------------   ------------------------------
John A. Benning                      N/A                       12,306
Robert J. Birnbaum                   N/A                       24,806
Tom Bleasdale(c)                     N/A                       51,500
Lora S. Collins(c)                   N/A                       96,000
James E. Grinnell(c)                 N/A                       24,806

                                                                              19

Douglas A. Hacker                    N/A                       98,000
Janet Langford Kelly                 N/A                       97,000
Richard W. Lowry                     N/A                      124,806
William E. Mayer                     N/A                      127,806
James L. Moody, Jr.(c)               N/A                       91,000
Charles R. Nelson                    N/A                      120,182
John J. Neuhauser                    N/A                      124,974
Joseph R. Palombo(d)                 N/A                          N/A
Thomas Stitzel                       N/A                       98,000
Patrick J. Simpson                   N/A                       57,000
Thomas C. Theobald(e)                N/A                      102,000
Anne-Lee Verville(f)                 N/A                      102,000
Richard L. Woolworth                 N/A                       57,000

(a) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(b) As of December 31, 2002, the Columbia Funds Complex consisted of 120 open-end and 14 closed-end management investment company portfolios. As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds and the Columbia Funds have separate boards of directors/trustees. Effective October 8, 2003, Patrick
     J. Simpson and Richard L. Woolworth, the directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Fund and the Stein Roe Funds were elected as director/trustees of the Columbia Funds. A single combined board of trustees/ directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds and the Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(c) In connection with the combination of the Liberty Funds and Stein Roe Funds boards of trustees, Messrs. Bleasdale, Grinnell, Moody and Ms. Collins received $154,500, $75,000, $182,000, and $192,000, respectively, for retiring prior to their respective board's mandatory retirement age. This payment continued for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001 and ended on October 1, 2002, were paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Columbia Funds Complex each bore one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Columbia Funds Complex portion of the payments was allocated among the Columbia Funds Complex based on each fund's share of the Trustee fees for 2000.
(d) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.
(e) During the fiscal year ended July 31, 2003, Mr. Theobald deferred $620 of his compensation from the Fund, pursuant to the deferred compensation plan. At December 31, 2002, the value of Mr. Theobald's account under that plan was $0.
(f) During the fiscal year ended July 31, 2003, Ms. Verville deferred $681 of her compensation from the Fund. In the calendar year ended December 31, 2002, she deferred $51,000 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2002, the value of Ms. Verville's account under that plan was $284,016.

Role of the Board of Trustees

                The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds.

Audit Committee

                Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Liberty Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the committee. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers.

Governance Committee


                Messrs. Hacker, Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and
Theobald were members of the committee. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund.


Advisory Fees & Expenses Committee

                Ms. Kelly and Messrs. Mayer, Neuhauser, and Nelson are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Liberty Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the committee. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board.

Share Ownership

                The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Fund and
(ii) in the Funds in the Columbia Funds Complex.

                               Aggregate Dollar Range of Equity Securities Owned
                                      in All Funds Overseen by Trustee in
    Name of Trustee                             Fund Complex
    ---------------            -------------------------------------------------
DISINTERESTED TRUSTEES                         Over $100,000
Douglas A. Hacker                              Over $100,000
Janet Langford Kelly                           Over $100,000
Richard W. Lowry                               Over $100,000
Charles R. Nelson                              Over $100,000
John J. Neuhauser                              Over $100,000
Patrick J. Simpson                             Over $100,000
Thomas E. Stitzel                            $50,001-$100,000
Thomas C. Theobald                             Over $100,000
Anne-Lee Verville (g)                               $0
Richard L. Woolworth                          $10,001-$50,000
Patrick J. Simpson                             Over $100,000

INTERESTED TRUSTEES
William E. Mayer                             $50,001-$100,000
Joseph R. Palombo                               $1-$10,000

(g) Ms. Verville's share ownership in the Funds is through her deferred compensation plan.

TRUSTEES AND OFFICERS

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

                                                                                                        Number of
                                                                                                      Portfolios in
                                              Year First                                              Columbia Funds
                                              Elected or                                                 Complex           Other
                                 Position     Appointed             Principal Occupation(s)              Overseen     Directorships
Name, Address and Age           with Funds   to Office/1/           During Past Five Years              by Trustee          Held
-----------------------------   ----------   ------------   ---------------------------------------   --------------  --------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 48)       Trustee         1996       Executive Vice President - Strategy            124              None
P.O. Box 66100                                              of United Airlines (airline) since
Chicago, IL 60666                                           December, 2002 (formerly President
                                                            of UAL Loyalty Services (airline)
                                                            from September, 2001 to December,
                                                            2002; Executive Vice President and
                                                            Chief Financial Officer of United
                                                            Airlines from March, 1993 to
                                                            September, 2001; Senior Vice
                                                            President and Chief Financial
                                                            Officer of UAL, Inc. prior
                                                            thereto).

Janet Langford Kelly (Age 45)    Trustee         1996       Chief Administrative Officer and               124              None
3100 West Beaver Road                                       Senior Vice President, Kmart
Troy, MI 48084-3163                                         Holding Corporation since
                                                            September, 2003 (formerly Executive
                                                            Vice President-Corporate
                                                            Development and Administration,
                                                            General Counsel and Secretary,
                                                            Kellogg Company (food
                                                            manufacturer), from September, 1999
                                                            to August, 2003; Senior Vice
                                                            President, Secretary and General
                                                            Counsel, Sara Lee Corporation
                                                            (branded, packaged,
                                                            consumer-products manufacturer)
                                                            from January, 1995 to September,
                                                            1999).

Richard W. Lowry (Age 67)        Trustee         1995       Private Investor since August, 1987           126/3/            None
10701 Charleston Drive                                      (formerly Chairman and Chief
Vero Beach, FL 32963                                        Executive Officer, U.S. Plywood
                                                            Corporation (building products
                                                            manufacturer)).

Charles R. Nelson (Age 61)       Trustee         1981       Professor of Economics, University             124              None
Department of Economics                                     of Washington, since January, 1976;
University of Washington                                    Ford and Louisa Van Voorhis
Seattle, WA 98195                                           Professor of Political Economy,
                                                            University of Washington, since
                                                            September, 1993; Director,
                                                            Institute for Economic Research,
                                                            University of Washington, since
                                                            September, 2001; Adjunct Professor
                                                            of Statistics, University of
                                                            Washington, since September, 1980;
                                                            Associate Editor, Journal of Money
                                                            Credit and Banking, since
                                                            September, 1993; consultant on
                                                            econometric and statistical
                                                            matters.

John J. Neuhauser (Age 60)       Trustee         1985       Academic Vice President and Dean of         127/3/,/4/     Saucony, Inc.
84 College Road                                             Faculties since August, 1999,                                (athletic
Chestnut Hill, MA 02467-3838                                Boston College (formerly Dean,                               footwear);
                                                            Boston College School of Management                          SkillSoft
                                                            from September, 1977 to September,                             Corp.
                                                            1999).                                                     (E-Learning)

Patrick J. Simpson (Age 58)      Trustee         2000       Partner, Perkins Coie L.L.P.                   124              None
1211 S.W. 5th Avenue                                        (formerly Partner, Stoel Rives
Suite 1500                                                  Boley Jones & Grey).
Portland, OR 97204

                                                                                                        Number of
                                                                                                      Portfolios in
                                              Year First                                              Columbia Funds
                                              Elected or                                                 Complex          Other
                                 Position     Appointed             Principal Occupation(s)              Overseen     Directorships
Name, Address and Age           with Funds   to Office/1/           During Past Five Years              by Trustee         Held
-----------------------------   ----------   ------------   ---------------------------------------   --------------  --------------
DISINTERESTED TRUSTEES
Thomas E. Stitzel (Age 67)       Trustee         1998       Business Consultant since 1999                124               None
2208 Tawny Woods Place                                      (formerly Professor of Finance from
Boise, ID  83706                                            1975 to 1999 and Dean from 1977 to
                                                            1991, College of Business, Boise
                                                            State University); Chartered
                                                            Financial Analyst.

DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)      Trustee         1996       Managing Director, William Blair              124             Anixter
27 West Monroe Street,                                      Capital Partners (private equity                           International
Suite 3500                                                  investing) since September, 1994                              (network
Chicago, IL 60606                                           (formerly Chief Executive Officer                              support
                                                            and Chairman of the Board of                                  equipment
                                                            Directors, Continental Bank                                distributor),
                                                            Corporation prior thereto).                                  Jones Lang
                                                                                                                           LaSalle
                                                                                                                            (real
                                                                                                                           estate
                                                                                                                         management
                                                                                                                          services)
                                                                                                                          and MONY
                                                                                                                         Group (life
                                                                                                                         insurance).

Anne-Lee Verville (Age 58)       Trustee         1998       Author and speaker on educational             125/4/         Chairman of
359 Stickney Hill Road                                      systems needs (formerly General                             the Board of
Hopkinton, NH  03229                                        Manager, Global Education Industry                           Directors,
                                                            from 1994 to 1997, and President,                              Enesco
                                                            Applications Solutions Division                              Group, Inc.
                                                            from 1991 to 1994, IBM Corporation                            (designer,
                                                            (global education and global                                importer and
                                                            applications)).                                              distributor
                                                                                                                         of giftware
                                                                                                                             and
                                                                                                                      collectibles).

Richard L. Woolworth (Age 62)    Trustee         1991       Chairman and Chief Executive                  124            NW Natural
100 S.W. Market Street                                      Officer, The Regence Group                                   (a natural
#1500                                                       (healthcare maintenance                                      gas service
Portland, OR 97207                                          organization) (formerly Chairman                              provider)
                                                            and Chief Executive Officer,
                                                            BlueCross BlueShield of Oregon;
                                                            Certified Public Accountant, Arthur
                                                            Young & Company)

Interested Trustees

William E. Mayer/2/ (Age 63)     Trustee         1994       Managing Partner, Park Avenue                 126/3/             Lee
399 Park Avenue                                             Equity Partners (private equity)                            Enterprises
Suite 3204                                                  since February, 1999 (formerly                            (print media),
New York, NY 10022                                          Founding Partner, Development                                    WR
                                                            Capital LLC from November 1996 to                            Hambrecht +
                                                            February, 1999; Dean and Professor,                              Co.
                                                            College of Business and Management,                          (financial
                                                            University of Maryland from                                    service
                                                            October, 1992 to November, 1996).                              provider)
                                                                                                                          and First
                                                                                                                           Health
                                                                                                                       (healthcare).

Joseph R. Palombo/2/ (Age 50)    Trustee,        2000       Executive Vice President and Chief            125/5/            None
One Financial Center             Chairman                   Operating Officer of Columbia
Boston, MA 02111                  of the                    Management Group, Inc. (Columbia
                                  Board                     Management) since December, 2001
                                   and                      and Director, Executive Vice
                                President                   President and Chief Operating
                                                            Officer of the Advisor since April,
                                                            2003 (formerly Chief Operations
                                                            Officer of Mutual Funds, Liberty
                                                            Financial Companies, Inc. from
                                                            August, 2000 to November, 2001;
                                                            Executive Vice President of Stein
                                                            Roe & Farnham Incorporated (Stein
                                                            Roe) from April, 1999 to April,
                                                            2003; Director of Colonial
                                                            Management Associates, Inc.
                                                            (Colonial) from April, 1999 to
                                                            April, 2003; Director of Stein Roe
                                                            from September, 2000 to April,
                                                            2003); President of Columbia Funds
                                                            and Galaxy Funds since February,
                                                            2003 (formerly Vice President from
                                                            September 2002 to February 2003);
                                                            Manager of Stein Roe Floating Rate
                                                            Limited Liability Company since
                                                            October, 2000 (formerly Vice
                                                            President of the Columbia Funds
                                                            from April, 1999 to August, 2000;
                                                            Chief Operating Officer and Chief
                                                            Compliance Officer, Putnam Mutual
                                                            Funds from December, 1993 to March,
                                                            1999).


/1/ In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/ Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/ Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.


                                                Year First
                                                Elected or
                                   Position    Appointed to                Principal Occupation(s)
Name, Address and Age             with Funds     Office                   During Past Five Years
------------------------------   -----------   ------------   ------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)          Chief          2001       Controller of the Columbia Funds and of the
One Financial Center              Accounting                  Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Officer and                  Accounting Officer of the Columbia Funds and
                                  Controller                  Liberty All-Star Funds since June, 2001;
                                                              Controller and Chief Accounting Officer of the
                                                              Galaxy Funds since September, 2002 (formerly
                                                              Vice President, Corporate Audit, State Street
                                                              Bank and Trust Company from May, 1998 to April,
                                                              2001; Audit Manager from July, 1994 to June,
                                                              1997; Senior Audit Manager from July, 1997 to
                                                              May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)     Treasurer        2000       Treasurer of the Columbia Funds and of the
One Financial Center                                          Liberty All-Star Funds since December, 2000;
Boston, MA 02111                                              Vice President of the Advisor since April, 2003
                                                              (formerly Controller of the Columbia Funds and
                                                              of the Liberty All-Star Funds from February,
                                                              1998 to October, 2000); Treasurer of the Galaxy
                                                              Funds since September, 2002; Treasurer, Columbia
                                                              Management Multi-Strategy Hedge Fund, LLC since
                                                              December, 2002 (formerly Vice President of
                                                              Colonial from February, 1998 to October, 2000
                                                              and Senior Tax Manager, Coopers & Lybrand, LLP
                                                              from April, 1996 to January, 1998).

Trustee Positions

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Columbia Funds Complex or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

In determining to approve the annual extension of a Fund's management agreement, the Trustees meet over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Funds' Prospectus and "Trustees and Officers" in this SAI. The Trustees also take into account the time and attention devoted by senior management to the Funds and the other funds in the Columbia Funds Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectus. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.

The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds
- The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of

Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds
- Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectus), as well as factors identified by the Advisor as contributing to each Fund's performance. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit approval of the agreement.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General

Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Messrs. Neuhauser and Palombo and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.

The Trustees serve as trustees of all open-end funds managed by the Advisor for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Ownership Of The Funds

        See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Advisor and each Fund's investment advisory contract.

              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES

INVESTMENT ADVISORY AND OTHER SERVICES

As stated under "Management of the Funds" in the Prospectus, LAMCO performs the investment management services and is responsible for the administrative services described therein. As indicated under "Trustees and Officers" all of its officers are officers of LAMCO, Columbia Management Advisors, Inc., Columbia or other affiliates of Columbia.

As described under "Management of the Funds" in the Prospectus, each Fund pays LAMCO a fund management fee for its investment management services (from which LAMCO pays the Portfolio Managers' fee), and an administrative fee for its administrative services.

        The Funds' current Fund Management Agreement and Portfolio Management Agreements will continue in effect until _________ and will continue in effect thereafter so long as such continuance is specifically approved annually by (a) the Board of Trustees or (b) the majority vote of the Fund's outstanding shares, provided that, in either event, the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds, LAMCO or the Portfolio Managers by a vote cast in person at a meeting called for the purpose of voting on such approval. The Fund Management Agreement may be terminated on 60 days written notice by either party, and the Portfolio Management Agreements may be terminated on 30 days' notice by any party, and any such agreements will terminate automatically if assigned.

        The Trust and LAMCO have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. This Code of Ethics permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Funds. Copies of the Code of Ethics can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The Code of Ethics is also available on the EDGAR database on the Commission's Internet site at www.sec.gov, or may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

        LAMCO pays all of each Fund's expenses except brokerage, taxes, interest, fees and expenses of the disinterested trustees (including counsel fees), audit fees and extraordinary expenses.

These Funds are new and have not paid any advisory fees.

Transfer Agent Agreement

        Columbia Funds Services, Inc. ("CFS") acts as transfer agent and dividend crediting agent for each Fund. Its address is P.O. Box 8081, Boston, Massachusetts 02266-8081. It records and disburses dividends for the Funds. CFS charges the Advisor a per-account fee of $2.27 per month for each shareholder account with a Fund existing at any time during the month, with a minimum aggregate fee of $1,500 per month for each Fund. In addition, CFS is reimbursed by the Advisor for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between CFS and the Trust and also for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. The Funds are new and therefore CFS has not yet been paid by the Advisor for any services.

Pricing and Bookkeeping Agreement

        Each Fund has retained Columbia Management Advisors, Inc. ("CMA") to perform certain administrative services pursuant to a Pricing and Bookkeeping Agreement ("Agreement"). Under the terms of the Agreement, CMA (a) provides fund accounting oversight of State Street Bank and Trust, who provides the daily fund accounting services; (b) maintains and preserves in a secure manner the accounting records of the Funds; (c) provides fund administration, including daily propsectus, investment restrictions and the 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, financial reporting and board reporting; and (d) provides disaster planning. CMA is an affiliate of Columbia Management Group ("CMG"). None of the Funds is charged a fee for these services.

        Columbia Financial Center Incorporated ("Columbia Financial"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., and an affiliate of the Advisor, is the principal underwriter for the Funds, and is authorized under a distribution agreement with the Trust to sell shares of the Funds. Columbia Financial does not charge any fees or commissions to the Funds or to investors of the Funds for the sale of shares of the Funds.

        CFS, the Fund's transfer and dividend crediting agent, is a wholly owned direct subsidiary of Columbia Funds Group LLC, which is owned by CMG. Both the Advisor and CFS are indirect wholly owned subsidiaries of FleetBoston Financial Corporation ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

Administration Agreement

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

        (a)     providing office space, equipment and clerical personnel;

        (b) arranging, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

        (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

        (d) preparation of agendas and supporting documents for and minutes of meetings of

                Trustees, committees of Trustees and shareholders;

        (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

        (f)     maintaining certain books and records of each fund.

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in this SAI.

Proxy Voting Policies

Each Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Fund reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of a Fund and its shareholders and the Advisor, its affiliates, clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has three classes of proxy proposals. The first two classes are predetermined guidelines to vote for or against specific proposals, unless otherwise directed by the Proxy Committee. The third class is proposals given special consideration by the Proxy Committee. In addition, the Proxy Committee considers requests to vote on proposals in the first two classes other than according to the predetermined guidelines.

The Advisor generally votes in favor of proposals related to the following matters: selection of auditors (unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates), election of directors (unless the proposal gives management the ability to alter the size of the board without shareholder approval), different persons for chairman of the board /chief executive officer (unless, in light of the size of the company and the nature of its shareholder base, the role of chairman and CEO are not held by different persons), compensation (if provisions are consistent with standard business practices), debt limits (unless proposed specifically as an anti-takeover action), indemnifications (unless for negligence and/or breaches of fiduciary duty), meetings, name of company, principal office (unless the purpose is to reduce regulatory or financial supervision), reports and accounts (if the certifications required by Sarbanes-Oxley Act of 2002 have been provided), par value, shares (unless proposed as an anti-takeover action), share repurchase programs, independent committees, and equal opportunity employment.


The Advisor generally votes against proposals related to the following matters: super majority voting, cumulative voting, preferred stock, warrants, rights, poison pills, reclassification of common stock and meetings held by written consent.

The Advisor gives the following matters special consideration: new proposals, proxies of investment company shares (other than election of directors, selection of accountants), mergers/acquisitions (proposals where a hostile merger/acquisition is apparent or where the Advisor represents ownership in more than one of the companies involved), shareholder proposals (other than those covered by the predetermined guidelines), executive/director compensation (other than those covered by the predetermined guidelines), pre-emptive rights and proxies of international issuers which block securities sales between submission of a proxy and the meeting (proposals for these securities are voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with predetermined guidelines).

In addition, if a portfolio manager or other party involved with client of the Advisor or Fund account concludes that the interest of the client or Fund requires that a proxy be voted on a proposal other than according to the predetermined guidelines, he or she may request that the Proxy Committee consider voting the proxy differently. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to a predetermined guideline, that person must furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders or any other matter known to the person (or entity) that would create a potential conflict of interest.

The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted.

The Advisor's Proxy Committee is composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research, compliance and legal. During the first quarter of each year, the Proxy Committee reviews all guidelines and establishes guidelines for expected new proposals. In addition to these reviews and its other responsibilities described above, its functions include annual review of its Proxy Voting Policy and Procedures to ensure consistency with internal policies and regulatory agency policies, and development and modification of voting guidelines and procedures as it deems appropriate or necessary.

The Advisor uses Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

                             PORTFOLIO TRANSACTIONS

        Each of the Fund's Portfolio Managers has discretion to select brokers and dealers to execute portfolio transactions initiated by the Portfolio Manager for the portion of a Fund's portfolio assets allocated to it, and to select the markets in which such transactions are to be executed. The Portfolio Management Agreements provide, in substance, that, except as provided in the following paragraph, in executing portfolio transactions and selecting brokers or dealers, the primary responsibility of the Portfolio Manager is to seek to obtain best net price and execution for the Funds. It is expected that securities will ordinarily be purchased in the primary markets, and that, in assessing the best net price and execution available to the Funds, the Portfolio Manager will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Recognizing these factors, a Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction.

        The Portfolio Management Agreements also provide that LAMCO has the right to request that transactions giving rise to brokerage commissions, in amounts to be agreed upon from time to time between LAMCO and the Portfolio Manager, be executed by brokers and dealers (to be agreed upon from time to time between LAMCO and the Portfolio Manager) which provide, directly or through third parties, research products and services to LAMCO or to a Fund. The commissions paid on such transactions may exceed the amount of commissions another broker would have charged for effecting that transaction. Research products and services made available to LAMCO through brokers and dealers executing transactions for a Fund involving brokerage commissions include performance, portfolio characteristics, investment style and other qualitative and quantitative data relating to investment managers in general and the Portfolio Managers in particular; data relating to the historic performance of categories of securities associated with particular investment styles; mutual fund portfolio, performance and fee and expense data; data relating to portfolio manager changes by pension plan fiduciaries; quotation equipment; and related computer hardware and software, all of which are used by LAMCO in connection with its selection and monitoring of portfolio managers (including the Portfolio Managers) for the Funds and other multi-managed clients of LAMCO, the assembly of a mix of investment styles appropriate to the investment goals of a Fund or such other clients, and the determination of overall portfolio strategies.

        LAMCO from time to time reaches understandings with each of the Portfolio Managers as to the amount of a Fund's portfolio transactions initiated by such Portfolio Manager that are to be directed to brokers and dealers which provide or make available research products and services to LAMCO and the commissions to be charged to a Fund in connection therewith. These amounts may differ among the Portfolio Managers based on the nature of the markets for the types of securities managed by them and other factors.

        These research products and services are used by LAMCO in connection with its management of the Funds, and other multi-managed clients of LAMCO, regardless of the source of the brokerage commissions. In instances where LAMCO receives from broker-dealers products or services which are used both for research purposes and for administrative or other non-research purposes, LAMCO makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research, based primarily on anticipated usage, and pays for the costs attributable to the non-research usage in cash.

        The Portfolio Managers are authorized to cause a Fund to pay a commission to a broker or dealer who provides research products and services to the Portfolio Manager for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Portfolio Managers must determine in good faith, however, that such commission was reasonable in relation to the value of the research products and services provided to them, viewed in terms of that particular transaction or in terms of all the client accounts (including the Funds) over which the Portfolio Manager exercises investment discretion. It is possible that certain of the services received by a Portfolio Manager attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Portfolio Manager.

        Although the Funds do not permit a Portfolio Manager to act or have an affiliate act as broker for Fund portfolio transactions initiated by it, the Portfolio Managers are permitted to place Fund portfolio transactions initiated by them with another Portfolio Manager or its broker-dealer affiliate for execution on an agency basis, provided the commission does not exceed the usual and customary broker's commission being paid to other brokers for comparable transactions and is otherwise in compliance with Rule 17e-1 under the 1940 Act.

                       CAPITAL STOCK AND OTHER SECURITIES

        The Trust may establish separate series of investment portfolios under its Declaration of Trust. The Funds, Columbia Newport Tiger Fund and Columbia Europe Fund are the only series established under the Trust. Shares of each series vote together, except as provided in the Declaration of Trust and under applicable law. It is expected that shares of a series would vote separately by series on any changes in fundamental investment policies relating to that series. All shares of each series of the Trust, including the Funds, have equal rights as to voting, redemption, dividends and distributions. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive or conversion rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Fund and any other portfolio of the Trust, voting for the election of Trustees, can elect all the Trustees if they choose to do so. In certain circumstances, Trustees may be removed by action of the Trustees or the shareholders.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

        Investments in each Fund are made directly by high net worth individuals and institutional buyers, or by the Advisor or its affiliates in their role as discretionary investment advisor over a portion of a shareholder's assets. With respect to assets of an investment advisory client of the Advisor or its affiliates invested in a Fund, that client will pay a reduced, or in the case of an employee benefit plan, no fee pursuant to its separate management contract with the Advisor (for the period during which the assets are invested in the Fund).

        If the Advisor or any of its affiliates is deemed to be a fiduciary with respect to a prospective shareholder of a Fund pursuant to the Employee Retirement Income Security Act of 1974 ("ERISA"), certain conditions must be satisfied before assets may be invested in a Fund by the Advisor on behalf of the shareholder. These conditions are set forth by the U. S. Department of Labor in Prohibited Transaction Class Exemption No. 77-4 (the "Exemption"). The Exemption permits the Advisor to direct investments of ERISA-qualified plans to a mutual fund, such as a Fund, for which the Advisor serves as an investment advisor if, after review of the Prospectus and disclosure relating to fees of the Fund and fees under the advisory contract, another fiduciary, as determined under ERISA, with respect to that shareholder approves investments in the Fund. The second fiduciary must be independent of and unrelated to the Advisor or its affiliates under standards set forth by the U.S. Department of Labor in the Exemption.

        The second, independent fiduciary that must approve investments in the Fund by the Advisor must not be engaged as a second fiduciary only in contemplation of a possible investment in the Fund. Rather, the second, independent fiduciary is almost always a committee appointed by the employee benefit plan sponsor and has oversight responsibility for appointment of the Advisor or its affiliate as an investment advisor with respect to certain plan assets. This committee is almost always made up of one or more employees of the plan sponsor, and, as such, these employees receive compensation from the plan sponsor but are not compensated out of plan assets.

        The transfer agent for the Funds may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment goal, policies, and limitations of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $100,000. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled - usually within 15 days following the purchase by exchange. The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. Any interest earned on securities following their delivery to the transfer agent and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities. Before engaging in an exchange, investors should consult their tax advisors concerning the tax consequences to them of the exchange.

REDEMPTIONS

        Redemptions of all or any portion of a shareholder's investment can be made at any time. Redemption of shares are at the net asset value next computed after receipt of a redemption order on a day the New York Stock Exchange ("NYSE") is open for business. Payment will be made within seven days of the date of redemption, except as provided by the rules of the SEC. The Trust may suspend the determination of net asset value of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust to determine the value of the Fund's net assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Trust complies with rules and regulations of the SEC which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. In the case of suspension of the right to redeem, shareholders may withdraw their redemption request or receive payment based upon the net asset value computed upon the termination of the suspension.

        Each Fund reserves the right to redeem Fund shares in cash or in kind. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem, during any 90-day period, shares of a shareholder solely for cash up to the lesser of $250,000 or 1% of the net asset value of the Fund. A shareholder who is redeemed in kind may incur brokerage fees upon the sale of any securities distributed upon redemption.

PRICING OF SHARES

        The net asset value ("NAV") per share of each Fund is determined by the Advisor, under procedures approved by the trustees of the Trust, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the Board of Trustees. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

        Each Fund's securities are valued at the last sale price on the securities exchange or national securities markets at which such securities are primarily traded, or if no sales price is reported, at the last reported bid price. Any assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the price is not available on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to materially affect the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to revalue the security in light of that event. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

Anti-Money Laundering Compliance
The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

                                    CUSTODIAN

        The Funds' custodian, for both domestic and foreign securities, is State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101. The Custodian holds all securities and cash of each Fund, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of each Fund, and performs other administrative duties, all as directed by authorized officers of the Advisor. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.

        Portfolio securities purchased in the United States are maintained in the custody of the Funds' Custodian. Portfolio securities purchased outside the United States by a Fund are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of a Fund has been approved by the Board of Trustees or, in the case of foreign securities, at the discretion of the Board of Trustees, by the Custodian, as a delegate of the Board of Trustees, all in accordance with regulations under the 1940 Act.

        The Advisor determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Trustees, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodian arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110, are the Fund's independent accountants, providing audit and tax return preparation services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

                                      TAXES

Federal Income Taxes

        Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

        To qualify as a regulated investment company for any taxable year, a Fund must, among other things:

        (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90% Test"); and

        (b) diversify its holdings so that at the end of each quarter (i) 50% or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

        Part I of Subchapter M of the Code will apply to a Fund during a taxable year only if it meets certain additional requirements. Among other things, a Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90% of its investment company taxable income (computed without any deduction for dividends paid) and 90% of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement) and (b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

        The Trust may establish additional funds in the future. Federal income tax laws generally will treat each Fund as a separate corporation (provided that each Fund consists of a segregated portfolio of assets the beneficial interests in which are owned by the holders of a class or series of stock that is preferred over all other classes or series in respect of that portfolio of assets).

        A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to each Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders.

        If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

        Shareholders of each Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income, except as described below with respect to "qualified dividend income." Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

        Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by shareholders. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose, Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock,

91 days during the 180-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

        In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

        Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

        The Funds, which are managed using a multi-manager concept, may have higher portfolio turnover rates than similar funds which use a single manager. Changes in the Portfolio Managers of the Funds and the periodic rebalancings of the Funds' portfolios among its Portfolio Managers could cause the Funds to sell securities more frequently than is typically the case, which could result in the increased recognition of capital gains. Capital gains are taxable to shareholders as described above.

        Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior taxable year's distributions which the Fund has designated to be treated as long-term capital gain.

        A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

        If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

        A special tax may apply to a Fund if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4% applies to the shortfall.

        The Funds intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

        The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2% of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the 1933 Act). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by a Fund.

        Hedging Transactions. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Funds.

        Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

        For purposes of the 90% Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by U.S. Treasury Regulation. No such U.S. Treasury Regulations, however, have been issued.

Investment in Passive Foreign Investment Companies. If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

STATE INCOME TAXES

        The state tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

Shares Purchased Through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The back-up withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the back-up withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

        In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Recent Tax Shelter Reporting Regulations. Under recently promulgated enacted U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer's treatment of the loss is proper. Common Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Additional Information

        The foregoing summary and the summary included in the Prospectus under "Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

                                   PERFORMANCE

        The Trust may from time to time advertise or quote total return performance for the Funds. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return on and the value of shares of a Fund will fluctuate so that the shares when redeemed may be worth more or less than their original cost.

Average Annual Total Return

        The Trust may publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1+T) POWER OF n =  ERV

        Where:  P                 =  a hypothetical initial payment of $1000

                T                 =  average annual total return

                n                 =  number of years

                ERV               =  ending redeemable value of a hypothetical
                                     $1000 payment made at the beginning of the 1, 5, and 10-year periods (or a fractional portion thereof)

Average Annual Total Return After Taxes on Distributions

        The Trust may publish average annual returns (after taxes on distributions) quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1+T) POWER OF n =  ATV BASE OF D

        Where:  P                 =  a hypothetical initial payment of $1000

                T                 =  average annual total return (after taxes
                                     on distributions)

                N                 =  number of years

                ATV BASE OF D = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Redemption

        The Trust may publish average annual return quotations (after taxes on distributions and redemption) for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P (1+T)POWER OF n =  ATV BASE OF DR

        Where:  P                 =  a hypothetical initial payment of $1000

                T                 =  average annual total return (after taxes
                                     on distributions and redemption)

                N                 =  number of years

                ATV BASE OF DR = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

        Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemption ("total return figures") may also be published for recent 1, 5, and 10-year periods (or a fractional portion thereof) where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value and the value after taxes on distributions.

        If the Trust's registration statement under the 1940 Act with respect to a Fund has been in effect less than 1, 5 or 10 years, the time period during which the registration statement with respect to that Fund has been in effect will be substituted for the periods stated.

        The Funds may compare their performance to other mutual funds with similar investment goals and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. Examples of these services or publications include Lipper Inc., Barron's, Forbes, Investor's Business Daily, Money, Morningstar Mutual Funds, The Wall Street Journal and USA Today. (Lipper Inc. is an independent rating service that ranks over 5000 mutual funds based on total return performance.) These ranking services and publications may rank the performance of the Fund against all other funds over specified categories.

        The Funds may also compare their performance to that of a recognized unmanaged index of investment results, including the S&P 500, S&P Small Cap 600, Dow Jones Industrial Average, Russell 2000, Russell 2500, Russell 1000, Lipper Inc. and Nasdaq stock indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

                              FINANCIAL STATEMENTS

        Because the Funds did not commence operations until November 17, 2003, Financial Statements are not included in this Statement of Additional Information.

Part C.  OTHER INFORMATION

Item 23. Exhibits:

CMG SELECT MANAGERS LARGE CAP GROWTH FUND (Large Cap Growth) CMG SELECT MANAGERS LARGE CAP VALUE FUND (Large Cap Value) CMG SELECT MANAGERS SMALL CAP GROWTH FUND (Small Cap Growth) CMG SELECT MANAGERS SMALL CAP VALUE FUND (Small Cap Value) COLUMBIA NEWPORT TIGER FUND (CNTF)
COLUMBIA EUROPE FUND (CNEF)

     (a)(1)    Amended and Restated Agreement and Declaration of Trust (2)

     (a)(2)    Amendment No. 2 to the Agreement and Declaration of Trust (8)

     (b)       Amended By-Laws dated 6/20/01 (5)

     (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (filed under the former name Liberty Funds Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

     (d)(1) Management Agreement between Columbia Funds Trust VII (filed under the former name Liberty Funds Trust VII) on behalf of CNTF and Newport Fund Management, Inc. (5)

     (d)(2) Management Agreement between Columbia Funds Trust VII (filed under the former name Liberty Funds Trust VII) on behalf of CNEF and Newport Fund Management, Inc. (6)

     (d)(3) Management Agreement between Columbia Funds VII on behalf of Large Cap Growth, Large Cap Value, Small Cap Growth and Small Cap Value and Liberty Asset Management Company (8)

     (d)(4) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Growth, Liberty Asset Management Company and TCW Investment Management Company (8)

     (d)(5) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Growth, Liberty Asset Management Company and William Blair & Company, LLC (8)

     (d)(6) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Value, Liberty Asset Management Company and Matrix Asset Advisors, Inc. (8)

     (d)(7) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Value, Liberty Asset Management Company and Pzena Investment Management, LLC (8)

     (d)(8) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Value, Liberty Asset Management Company and Schneider Capital Management (8)

     (d)(9) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Growth, Liberty Asset Management Company and TCW Investment Management Company (8)

     (d)(10) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Growth, Liberty Asset Management Company and M.A. Weatherbie & Co., Inc. (8)

     (d)(11) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Value, Liberty Asset Management Company and Buckhead Capital Management, Inc. (8)

     (d)(12) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Value, Liberty Asset Management Company and Fiduciary Management, Inc. (8)

     (e)(1) Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit 6(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Fund Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit (e)(2) in Part C,
               Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 & 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit 6 (b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(4) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(5) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust I (filed under the former name Liberty Funds Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (f)       Not applicable

     (g)(1) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit
               (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under the former name Liberty Funds Trust II) (File Nos. 2-66976 & 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

     (g)(2) Form of Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 & 811-756), filed with the Commission on or about April 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9 (b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective

               Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under the former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(3) Amendment No. 26 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001- filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(6) Amendment to Appendix I of Pricing and Bookkeeping Agreement-filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(7)    Fee Schedule to Appendix I of Pricing and Bookkeeping Agreement
               (7)

     (h)(8)    Amended and Restated Credit Agreement with Bank of America, N.A.
               - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Columbia Funds Trust V (filed under the former name Liberty Funds Trust V) (File Nos. 33-12109 and 811-5030), filed with the Commission on or about May 28, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(9)    Establishment and Designation of CNTF(1)

     (h)(10) Administration Agreement between Registrant and Columbia Management Advisors, Inc.(1)(CNTF)

     (h)(11) Administration Agreement between Registrant and Columbia Management Advisors, Inc.(CNEF) (3)

     (h)(12) Agreement and Plan of Reorganization dated January 25, 1995 between The World Funds, Inc. on behalf of CNTF and Registrant on behalf of CNTF (1)

     (i)(1)    Opinion of Counsel (with respect to CNEF) (4)

     (i)(2) Opinion of Counsel (with respect to Large Cap Growth, Large Cap Value, Small Cap Growth and Small Cap Value) (8)

     (j)(1)    Consent of Independent Accountants
               (PricewaterhouseCoopers LLP)(CNTF) (8)

     (j)(2)    Consent of Independent Auditors (Ernst & Young LLP)(CNEF) (8)

     (k)       Not applicable

     (l)       Not applicable

     (m)       Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
               Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former Liberty Funds Trust III)(File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (n) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (n) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

     (o)       Not applicable

     (p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and the Columbia Funds Distributor, Inc., (formerly known as Liberty Funds Distributor, Inc.) as revised August 1, 2003 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former Liberty Funds Trust III) (File Nos. 2-15184 and 811-00811), filed with the Commission on or about August 26, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo,

Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C,
Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Columbia Funds Trust I (filed under the former name Liberty Funds Trust
I)(File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

          (1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A, filed with the Commission on or about April 24, 1996.

          (2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 on Form N-1A, filed with the Commission on or about March 2, 1999.

          (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 on Form N-1A, filed with the Commission on or about September 7, 1999.

          (4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A, filed with the Commission on or about November 12, 1999.

          (5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 on Form N-1A, filed with the Commission on or about December 28, 2001.

          (6) Incorporated by reference to the Registrant's Post-Effective Amendment No. 22 on Form N-1A, filed with the Commission on or about April 26, 2002.

          (7) Incorporated by reference to the Registrant's Post-Effective Amendment No. 24 on Form N-IA, filed with the Commission on or about April 25, 2003.

          (8)  To be filed by amendment.

Item 24.       Persons Controlled by or under Common Control with Registrant

               None

Item 25.       Indemnification

               See Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

               The Registrant's advisor, Columbia Management Advisors, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.       Business and Other Connections of Investment Adviser

               Information regarding the businesses of Columbia Management Advisors, Inc.("CMA") and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and is incorporated herein by reference.

Item 27.       Principal Underwriter

     (a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter, CFDI acts in such capacity for each series of

               Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Galaxy Fund and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Fund, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.

     (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

               (1)                      (2)                    (3)

                                        Position and Offices   Positions and
               Name and Principal       with Principal         Offices with
               Business Address*        Underwriter            Registrant
               -----------------        -----------            ----------

               Abusheery, Greg          V.P.                   None

               Ahmed, Yakob             V.P.                   None

               Aldi, Andrew             V.P.                   None

               Anderson, Judith         V.P.                   None

               Antone, Lewis E.         V.P.                   Asst. Secretary

               Ash, James               V.P.                   None

               Babbitt, Debra           Sr. V.P. and           None
                                        Comp. Officer

               Banks, Keith             Director               None

               Ballou, Rick             Sr. V.P.               None

               Bartlett, John           Managing Director      None

               Blakeslee, James         Sr. V.P.               None

               Blumenfeld, Alexander    V.P.                   None

               Bozek, James             Sr. V.P.               None

               Brown, Beth              Sr. V.P.               None

               Claiborne, Doug          V.P.                   None

               Climer, Quentin          V.P.                   None

               Conley, Brook            V.P.                   None

               Cook, Edward             V.P.                   None

               Denny, Jeffrey           V.P.                   None

               Desilets, Marian         V.P.                   Asst. Sec.

               Devaney, James           Sr. V.P.               None

               DiMaio, Stephen          V.P.                   None

               Doyle, Matthew           V.P.                   None

               Emerson, Kim P.          Sr. V.P.               None

               Evans, C. Frazier        Managing Director      None

               Feldman, David           Managing Director      None

               Feloney, Joseph          Sr. V.P.               None

               Ferullo, Jeanne          V.P.                   None

               Fisher, James            V.P.                   None

               Ford, David              V.P.                   None

               Fragasso, Philip         Managing Director      None

               Gentile, Russell         V.P.                   None

               Goldberg, Matthew        Sr. V.P.               None

               Grace, Anthony           V.P.                   None

               Gubala, Jeffrey          V.P.                   None

               Guenard, Brian           V.P.                   None

               Helwig, Kevin            V.P.                   None

               Hodgkins, Joseph         Sr. V.P.               None

               Hussey, Robert           Managing Director      None

               Iudice, Jr., Philip      Treasurer and CFO      None

               Jarstfer, Marlys         V.P.                   None

               Jones, Cynthia           V.P.                   None

               Kelley, Terry M.         V.P.                   None

               Lynch, Andrew            Managing Director      None

               Lynn, Jerry              V.P.                   None

               Marcelonis, Sheila       V.P.                   None

               Martin, Peter            Sr. V.P.               None

               McCombs, Gregory         Sr. V.P.               None

               Menchin, Catherine       Sr. V.P.               None

               Miller, Anthony          V.P.                   None

               Miller, Greg             V.P.                   None

               Moberly, Ann R.          Sr. V.P.               None

               Morse, Jonathan          V.P.                   None

               Nickodemus, Paul         V.P.                   None

               O'Shea, Kevin            Managing Director      None

               Owen, Stephanie          V.P.                   None

               Palombo, Joseph R.       Director and Chief     Trustee and
                                        Operating Officer      President

               Penitsch, Marilyn        V.P.                   None

               Piken, Keith             Sr. V.P.               None

               Ratto, Gregory           V.P.                   None

               Reed, Christopher B.     Sr. V.P.               None

               Ross, Gary               Sr. V.P.               None

               Santosuosso, Louise      Sr. V.P.               None

               Schug, Derek             V.P.                   None

               Schulman, David          Sr. V.P.               None

               Scully-Power, Adam       V.P.                   None

               Sellers, Gregory         V.P.                   None

               Shea, Terence            V.P.                   None

               Sideropoulos, Lou        Sr. V.P.               None

               Sinatra, Peter           V.P.                   None

               Soares, Jeffrey          V.P.                   None

               Soester, Trisha          V.P.                   None

               Sprieck, Susan           V.P.                   None

               Studer, Eric             V.P.                   None

               Sullivan, Paul           V.P.                   None

               Tambone, James           CEO; Co-President;     None
                                        Director

               Tasiopoulos, Lou         Co-President;          None
                                        Director

               Wagner, Rebecca          V.P.                   None

               Waldron, Thomas          V.P.                   None

               Walsh, Brian             V.P.                   None

               Warfield, James          V.P.                   None

               Wess, Valerie            Sr. V.P.               None

               Yates, Susan             V.P.                   None

               -----------------
               * The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Liberty Asset Management Company, Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.); Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc. (formerly known as Liberty Funds Services, Inc.); and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's address is One Financial Center, Boston, MA 02111. The Registrant's custodian's address is 225 Franklin Street, Boston, MA 02110.

Item 29.       Management Services

               See Item 15, Part A and Item 13, Part B

Item 30.       Undertakings

               Not applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust VII (formerly known as Liberty Funds Trust VII)(Trust) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Trust VII, has duly caused this Post-Effective Amendment No. 28 to its Registration Statement under the Securities Act of 1933 and Amendment No. 31 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 21/st/ day of November, 2003.

                                                     COLUMBIA FUNDS TRUST VII



                                                     By: /s/ JOSEPH R. PALOMBO
                                                         ---------------------
                                                            Joseph R. Palombo
                                                            President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                         DATE
----------                    -----                         ----

/s/JOSEPH R. PALOMBO          President (chief              November 21, 2003
   -----------------          executive officer)
   Joseph R. Palombo

/s/J. KEVIN CONNAUGHTON       Treasurer (principal          November 21, 2003
   --------------------       financial officer)
   J. Kevin Connaughton

/s/VICKI L. BENJAMIN          Controller and Chief          November 21, 2003
   -----------------          Accounting Officer and
   Vicki L. Benjamin          Controller (Principal
                              Accounting Officer

DOUGLAS A. HACKER*             Trustee
------------------
Douglas A. Hacker

JANET LANGFORD KELLY*          Trustee
---------------------
Janet Langford Kelly

RICHARD W. LOWRY*              Trustee              */s/ RUSSELL L. KANE
-----------------                                   --------------------
Richard W. Lowry                                         Russell L. Kane
                                                         Attorney-in-fact
                                                         For each Trustee
                                                         November 21, 2003

WILLIAM E. MAYER*              Trustee
-----------------
William E. Mayer

CHARLES R. NELSON*             Trustee
------------------
Charles R. Nelson

JOHN J. NEUHAUSER*             Trustee
------------------
John J. Neuhauser

JOSEPH R. PALOMBO*             Trustee
------------------
Joseph R. Palombo

__________________             Trustee

Patrick J. Simpson

THOMAS E. STITZEL*             Trustee
------------------
Thomas E. Stitzel

THOMAS C. THEOBALD*            Trustee
------------------
Thomas C. Theobald

ANNE-LEE VERVILLE*             Trustee
------------------
Anne-Lee Verville

____________________           Trustee
Richard L. Woolworth